Share-based payments - Management share option plans (Details)	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable		0
Virtual shares program I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable			0	0
Term of the program	false